T. ROWE PRICE GROWTH & INCOME FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 1.2%
AT&T	632,060	23,917
		23,917
Entertainment 1.7%
Netflix (1)	12,820	3,431
Walt Disney	234,520	30,563
		33,994
Interactive Media & Services 5.9%
Alphabet, Class C (1)	65,242	79,530
Facebook, Class A (1)	203,500	36,239
		115,769
Total Communication Services		173,680
CONSUMER DISCRETIONARY 9.8%
Auto Components 1.0%
Magna International	382,830	20,416
		20,416
Hotels, Restaurants & Leisure 4.1%
McDonald's	144,500	31,026
MGM Resorts International	759,630	21,057
Yum! Brands	247,733	28,100
		80,183
Internet & Direct Marketing Retail 3.5%
Amazon.com (1)	39,660	68,846
		68,846
Multiline Retail 1.2%
Dollar General	148,870	23,662
		23,662
Total Consumer Discretionary		193,107

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 5.6%
Beverages 2.0%
PepsiCo	290,340	39,806
		39,806
Food Products 2.4%
Corteva	409,663	11,470
Mondelez International, Class A	640,690	35,443
		46,913
Tobacco 1.2%
Philip Morris International	325,160	24,689
		24,689
Total Consumer Staples		111,408
ENERGY 2.0%
Energy Equipment & Services 0.6%
Halliburton	614,510	11,583
		11,583
Oil, Gas & Consumable Fuels 1.4%
Concho Resources	180,150	12,232
EOG Resources	197,850	14,685
		26,917
Total Energy		38,500
FINANCIALS 14.0%
Banks 6.0%
JPMorgan Chase	322,380	37,941
KeyCorp	1,114,630	19,885
PNC Financial Services Group	226,970	31,812
Wells Fargo	573,310	28,918
		118,556
Capital Markets 3.0%
Intercontinental Exchange	330,681	30,512
Morgan Stanley	667,110	28,465
		58,977
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)

Insurance 5.0%
American International Group	660,110	36,768
Marsh & McLennan	316,090	31,625
Willis Towers Watson	165,350	31,908
		100,301
Total Financials		277,834
HEALTH CARE 15.1%
Biotechnology 1.6%
AbbVie	255,950	19,380
Vertex Pharmaceuticals (1)	78,980	13,381
		32,761
Health Care Equipment & Supplies 8.6%
Becton Dickinson & Company	92,423	23,379
Boston Scientific (1)	611,610	24,886
Danaher	297,810	43,013
Medtronic	457,242	49,666
Stryker	139,190	30,107
		171,051
Health Care Providers & Services 1.6%
Cigna	176,080	26,727
UnitedHealth Group	19,250	4,184
		30,911
Pharmaceuticals 3.3%
Johnson & Johnson	222,320	28,764
Pfizer	1,003,650	36,061
		64,825
Total Health Care		299,548
INDUSTRIALS & BUSINESS SERVICES 9.1%
Aerospace & Defense 3.9%
Boeing	121,840	46,356
Northrop Grumman	80,360	30,118
		76,474

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.6%
Waste Connections	349,225	32,129
		32,129
Industrial Conglomerates 2.6%
General Electric	3,625,250	32,410
Honeywell International	114,815	19,426
		51,836
Road & Rail 1.0%
Kansas City Southern	148,590	19,764
		19,764
Total Industrials & Business Services		180,203
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 1.6%
Cisco Systems	636,320	31,441
		31,441
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A	133,000	12,835
		12,835
IT Services 7.7%
Accenture, Class A	132,630	25,512
Cognizant Technology Solutions, Class A	165,890	9,997
Fidelity National Information Services	244,700	32,486
Fiserv (1)	340,580	35,281
Visa, Class A	283,880	48,830
		152,106
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials	235,080	11,730
Micron Technology (1)	293,673	12,584
Xilinx	81,760	7,841
		32,155
Software 5.5%
Microsoft	612,950	85,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
salesforce. com (1)	156,930	23,295
		108,513
Technology Hardware, Storage & Peripherals 3.1%
Apple	269,560	60,373
		60,373
Total Information Technology		397,423
MATERIALS 4.5%
Chemicals 4.5%
Air Products & Chemicals	110,090	24,425
DuPont de Nemours	381,783	27,225
Linde	187,710	36,363
Total Materials		88,013
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 1.1%
American Tower, REIT	102,287	22,619
Total Real Estate		22,619
UTILITIES 6.3%
Electric Utilities 3.2%
Exelon	544,700	26,315
NextEra Energy	159,750	37,220
		63,535
Multi-Utilities 1.8%
Sempra Energy	237,310	35,029
		35,029
Water Utilities 1.3%
American Water Works	216,980	26,955
		26,955
Total Utilities		125,519
Total Common Stocks (Cost $1,370,628)		1,907,854

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 2.00% (2)(3)	77,892,215	77,892
Total Short-Term Investments (Cost $77,892)		77,892

Total Investments in Securities 100.3%
(Cost $1,448,520)		$1,985,746
Other Assets Less Liabilities (0.3)%		(5,438)
Net Assets 100.0%		$1,980,308

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$1,269	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$30,855	¤	¤$	77,892	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,269 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $77,892.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

UNAUDITED

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GROWTH & INCOME FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.